Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 2,538,940	$ 2,626,448	$ 2,511,638	$ 2,260,863	$ 2,279,492	$ 2,340,147	$ 2,335,110	$ 1,963,832	$ 9,937,889	$ 8,918,581	$ 7,476,100
Gross profit	365,959	374,709	369,148	338,122	321,321	329,462	341,274	300,489	1,447,938	1,292,546	1,117,252
Net income	$ 18,677	$ 26,162	$ 16,862	$ 31,303	$ 21,721	$ 32,765	$ 37,388	$ 22,118	$ 93,004	$ 113,992
Basic earnings per common share	$ 0.77	$ 1.07	$ 0.70	$ 1.29	$ 0.89	$ 1.34	$ 1.53	$ 0.95	$ 3.82	$ 4.72	$ 4.39
Diluted earnings per common share	$ 0.77	$ 1.03	$ 0.62	$ 1.19	$ 0.81	$ 1.19	$ 1.43	$ 0.88	$ 3.60	$ 4.32	$ 4.19